Performance Management - Fundstrat Granny Shots US Large Cap ETF	Feb. 25, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.grannyshots.com

Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest quarterly return was 24.71% for the quarter ended June 30, 2025, and the lowest quarterly return was -8.90% for the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	24.71%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(8.90%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns For the Period Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”).
Performance [Table]
	1 Year	Since Inception
Return Before Taxes	24.02%	20.36%
Return After Taxes on Distributions	24.02%	20.36%
Return After Taxes on Distributions and Sale of Fund Shares	24.02%	20.36%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.22%	14.80%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”).